Basis of Presentation and Description of Business - Additional Information (Detail) - Funko Acquisition Holdings, L.L.C. - Funko Holdings LLC	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%
Funko LLC
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage	100.00%